Treasury risk management (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The following table shows Unilever’s contractually agreed undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Undiscounted cash flows	Due within 1 year	Due between 1 and 2 years	Due between 2 and 3 years	Due between 3 and 4 years	Due between 4 and 5 years	Due after 5 years	Total	Net carrying amount as shown in balance sheet
2021
Non-derivative financial liabilities:
Bank loans and overdrafts	(389)	(1)	(14)	—	—	(7)	(411)	(402)
Bonds and other loans	(6,759)	(2,944)	(2,942)	(3,382)	(1,786)	(13,589)	(31,402)	(27,621)
Lease liabilities	(426)	(345)	(276)	(228)	(176)	(488)	(1,939)	(1,649)
Other financial liabilities	(106)	(33)	(25)	(199)	—	—	(363)	(277)
Trade payables, accruals and other liabilities	(14,319)	(48)	(20)	(12)	(10)	(33)	(14,442)	(14,442)
Deferred consideration	(57)	(69)	(91)	(9)	—	—	(226)	(196)
	(22,056)	(3,440)	(3,368)	(3,830)	(1,972)	(14,117)	(48,783)	(44,587)
Derivative financial liabilities:
Interest rate derivatives:								(121)
Derivative contracts – receipts	815	56	492	45	45	986	2,439
Derivative contracts – payments	(811)	(38)	(499)	(39)	(39)	(1,043)	(2,469)
Foreign exchange derivatives:								(113)
Derivative contracts – receipts	7,371	100	—	—	—	—	7,471
Derivative contracts – payments	(7,505)	(103)	—	—	—	—	(7,608)
Commodity derivatives:								(1)
Derivative contracts – receipts	—	—	—	—	—	—	—
Derivative contracts – payments	(1)	—	—	—	—	—	(1)
	(131)	15	(7)	6	6	(57)	(168)	(235)
Total	(22,187)	(3,425)	(3,375)	(3,824)	(1,966)	(14,174)	(48,951)	(44,822)
2020
Non-derivative financial liabilities:
Bank loans and overdrafts	(413)	(2)	(1)	—	—	(1)	(417)	(411)
Bonds and other loans	(3,926)	(2,626)	(2,824)	(2,326)	(3,278)	(13,020)	(28,000)	(24,585)
Lease liabilities	(442)	(352)	(292)	(234)	(187)	(591)	(2,098)	(1,771)
Other financial liabilities	(117)	(12)	(33)	(23)	(51)	—	(236)	(223)
Trade payables, accruals and other liabilities	(13,585)	(46)	(15)	(17)	(4)	(32)	(13,699)	(13,699)
Deferred consideration	(60)	(12)	(76)	(35)	(8)	—	(191)	(164)
	(18,543)	(3,050)	(3,241)	(2,635)	(3,528)	(13,644)	(44,641)	(40,853)
Derivative financial liabilities:
Interest rate derivatives:								(257)
Derivative contracts – receipts	174	1,069	40	441	29	877	2,630
Derivative contracts – payments	(134)	(1,148)	(21)	(479)	(19)	(977)	(2,778)
Foreign exchange derivatives:								(158)
Derivative contracts – receipts	6,163	—	—	—	—	—	6,163
Derivative contracts – payments	(6,333)	—	—	—	—	—	(6,333)
Commodity derivatives:								(3)
Derivative contracts – receipts	—	—	—	—	—	—	—
Derivative contracts – payments	(3)	—	—	—	—	—	(3)
	(133)	(79)	19	(38)	10	(100)	(321)	(418)
Total	(18,676)	(3,129)	(3,222)	(2,673)	(3,518)	(13,744)	(44,962)	(41,271)

Summary of Derivative Cash Flow Hedges
The following table shows cash flows for which cash flow hedge accounting is applied. The derivatives in the cash flow hedge relationships are expected to have an impact on profit and loss in the same periods as the cash flows occur.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Due within 1 year	Due between 1 and 2 years	Due between 2 and 3 years	Due between 3 and 4 years	Due between 4 and 5 years	Due after 5 years	Total	Net carrying amount of related derivatives(a)
2021
Foreign exchange cash inflows	3,118	—	—	—	—	—	3,118
Foreign exchange cash outflows	(3,073)	—	—	—	—	—	(3,073)	67
Interest rate swaps cash inflows	1,170	530	473	26	26	896	3,121
Interest rate swaps cash outflows	(1,147)	(464)	(473)	(13)	(13)	(923)	(3,033)	(19)
Commodity contracts cash inflows	45	—	—	—	—	—	45	45
Commodity contracts cash outflows	(1)	—	—	—	—	—	(1)	(1)
2020
Foreign exchange cash inflows	3,136	—	—	—	—	—	3,136	—
Foreign exchange cash outflows	(3,205)	—	—	—	—	—	(3,205)	(50)
Interest rate swaps cash inflows	403	1,077	488	436	24	849	3,277	—
Interest rate swaps cash outflows	(347)	(1,147)	(464)	(473)	(13)	(936)	(3,380)	(221)
Commodity contracts cash inflows	40	—	—	—	—	—	40	40
Commodity contracts cash outflows	(3)	—	—	—	—	—	(3)	(3)
(a)See note 16C.

Summary Of Currency Derivatives Outstanding To Which Cash Flow Hedge Accounting

As at year end, the Group had the below notional amount of currency derivatives outstanding to which cash flow hedge accounting is applied:
Currency	2021	2020
EUR*	(922)	(920)
GBP	(449)	(414)
USD	699	588
SEK	(98)	(100)
CAD	(105)	(110)
PLN	(54)	(70)
Others	(205)	(176)
Total	(1,134)	(1,202)
* Euro exposure relates to group companies having non-euro functional currencies.

Impact of Interest Rate Swaps and Cross-Currency Swaps
The following table shows the split in fixed and floating-rate interest exposures, taking into account the impact of interest rate swaps and cross-currency swaps:

	€ million	€ million
	2021	2020
Current financial liabilities	(7,252)	(4,461)
Non-current financial liabilities	(22,881)	(22,844)
Total financial liabilities	(30,133)	(27,305)
Less: lease liabilities	(1,649)	(1,771)
Financial liabilities (excluding lease liabilities)	(28,484)	(25,534)
Of which:
Fixed rate (weighted average amount of fixing for the following year)	(20,787)	(21,561)

Summary of Derivatives Used to Hedge
The Group does not use derivative financial instruments for speculative purposes. The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	€ million	€ million		€ million	€ million	€ million		€ million	€ million
	Trade and other receivables	Current financial assets		Non-Current financial assets	Trade payables and other liabilities	Current financial liabilities		Non-Current financial liabilities	Total
31 December 2021
Foreign exchange derivatives
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	100	—		—	(33)	—		—	67
Hedges on the net investment in foreign operations	—	112	(a)	—	—	—		—	112
Hedge accounting not applied	16	(47)	(a)	—	(17)	(61)	(a)	(2)	(111)
Interest rate derivatives	—	—		—	—	—		—	—
Fair value hedges	—	—		—	—	—		(39)	(39)
Cash flow hedges	—	11		52	—	(24)		(58)	(19)
Hedge accounting not applied	—	—		—	—	—		—	—
Commodity contracts	—	—		—	—	—		—	—
Cash flow hedges	45	—		—	(1)	—		—	44
Hedge accounting not applied
	161	76		52	(51)	(85)		(99)	54
	Total assets			289	Total liabilities			(235)	54
31 December 2020
Foreign exchange derivatives
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	24	—		—	(74)	—		—	(50)
Hedges on the net investment in foreign operations	—	—		—	—	(149)	(a)	—	(149)
Hedge accounting not applied	14	54	(a)	—	(26)	91	(a)	—	133
Interest rate derivatives
Fair value hedges	—	—		—	—	—		(10)	(10)
Cash flow hedges	—	5		21	—	—		(247)	(221)
Hedge accounting not applied	—	—		—	—	—		—	—
Commodity contracts
Cash flow hedges	40	—		—	(3)	—		—	37
Hedge accounting not applied	—	—		—	—	—		—	—
	78	59		21	(103)	(58)		(257)	(260)
	Total assets			158	Total liabilities			(418)	(260)

(a)Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.

Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2021	Gross amounts of recognised financial assets	Gross amounts of recognised financial assets set off in the balance sheet	Net amounts of financial assets presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
Derivative financial assets	401	(112)	289	(107)	(27)	155
As at 31 December 2020
Derivative financial assets	306	(148)	158	(91)	(16)	51

Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2021	Gross amounts of recognised financial liabilities	Gross amounts of recognised financial liabilities set off in the balance sheet	Net amounts of financial liabilities presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
Derivative financial liabilities	(347)	112	(235)	107	—	(128)
As at 31 December 2020
Derivative financial liabilities	(566)	148	(418)	91	—	(327)